Events after the Reporting Date (Narrative) (Details) - Settlement Agreements [Member]	1 Months Ended
Jan. 17, 2019 CAD ($) $ / shares shares
Statements Line Items
Amount of debt settlement | $	$ 366,024
Shares issued upon debt settlement | shares	770,577
Share price | $ / shares	$ 0.475
Amount settled with creditors incorrectly | $	$ 5,000
Amount settled with creditors | $	$ 21,469
Number of shares issued to creditors incorrectly | shares	45,199
Number of shares issued to creditors | shares	10,526
Number of shares issued in settlement | shares	10,526
Deemed Price | $	$ 5,000
Deemed price per reissued share | $ / shares	$ 0.475
Amount of debt adjustment | $	$ 349,555
Number of shares issued for debt settlement | shares	735,904